SEGMENT FINANCIAL DATA (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SEGMENT FINANCIAL DATA [Abstract]
Schedule of Segment Reporting Information, by Segment
Segment information for the periods presented are as follows:
	Net Sales		Operating Profit
	For the Three Months Ended September 30,		For the Three Months Ended September 30,
(dollars in millions)	2020	2019	2020	2019
HVAC	$2,892	$2,602	$839	$404
Refrigeration	876	922	103	125
Fire & Security	1,324	1,402	200	205
Total segment	5,092	4,926	1,142	734
Eliminations and other	(90)	(104)	(31)	(63)
General corporate expenses	—	—	(30)	(42)
Consolidated	$5,002	$4,822	$1,081	$629

	Net Sales		Operating Profit
	For the Nine Months Ended September 30,		For the Nine Months Ended September 30,
(dollars in millions)	2020	2019	2020	2019
HVAC	$7,142	$7,505	$1,364	$1,242
Refrigeration	2,384	2,839	263	373
Fire & Security	3,587	4,078	426	521
Total segment	13,113	14,422	2,053	2,136
Eliminations and other	(251)	(315)	(122)	(95)
General corporate expenses	—	—	(93)	(107)
Consolidated	$12,862	$14,107	$1,838	$1,934

Segment information for the years ended December 31 is as follows:

	Net sales			Operating profit
(dollars in millions)	2019	2018	2017	2019	2018	2017
HVAC	$9,712	$9,713	$9,045	$1,563	$1,720	$2,001
Refrigeration	3,792	4,095	3,823	532	1,353	562
Fire & Security	5,500	5,531	5,324	708	726	639
Total Segment	19,004	19,339	18,192	2,803	3,799	3,202
Eliminations and other	(396)	(425)	(378)	(156)	(24)	(32)
General corporate expenses	—	—	—	(156)	(138)	(140)
Combined	$18,608	$18,914	$17,814	$2,491	$3,637	$3,030

Total assets are not presented for each segment as they are not presented to or reviewed by the CODM.

	Segment Assets			Capital Expenditures			Depreciation & Amortization
(dollars in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017
HVAC	$1,953	$1,844	$1,630	$150	$149	$148	$160	$164	$173
Refrigeration	989	998	1,017	30	40	36	34	36	33
Fire & Security	1,728	1,764	1,698	50	45	50	123	141	152
Total Segment	4,670	4,606	4,345	230	234	234	317	341	358
Eliminations and other	10	(4)	(10)	13	29	92	18	16	14
Combined	$4,680	$4,602	$4,335	$243	$263	$326	$335	$357	$372
Cash and cash equivalents	952	1,129	1,324
Other assets, current	327	378	341
Total Current Assets	$5,959	$6,109	$6,000

Revenue from External Customers by Geographic Areas
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(dollars in millions)	2020	2019	2020	2019
United States Operations	$2,780	$2,541	$6,983	$7,473
International Operations
Europe	1,307	1,313	3,455	3,906
Asia Pacific	715	729	1,879	2,079
Other	200	239	545	649
Consolidated	$5,002	$4,822	$12,862	$14,107

Long-lived assets are net fixed assets attributed to the specific geographic regions:

	External Net sales			Long-Lived Assets
(dollars in millions)	2019	2018	2017	2019	2018	2017
United States Operations	$9,594	$9,415	$8,686	$701	$700	$727
International Operations:
Europe	5,327	5,711	5,323	439	451	480
Asia Pacific	2,813	2,853	2,782	241	244	222
Other	874	935	1,023	282	258	255
	$18,608	$18,914	$17,814	$1,663	$1,653	$1,684

Revenue from External Customers by Products and Services
Segment sales disaggregated by product and service are as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(dollars in millions)	2020	2019	2020	2019
Sales Type
Product	$2,547	$2,224	$6,180	$6,455
Service	345	378	962	1,050
HVAC sales	2,892	2,602	7,142	7,505
Product	771	823	2,093	2,551
Service	105	99	291	288
Refrigeration sales	876	922	2,384	2,839
Product	965	1,055	2,587	3,011
Service	359	347	1,000	1,067
Fire & Security sales	1,324	1,402	3,587	4,078
Total segment sales	5,092	4,926	13,113	14,422
Eliminations and other	(90)	(104)	(251)	(315)
Consolidated	$5,002	$4,822	$12,862	$14,107

Segment sales disaggregated by product versus service for the year ended December 31, 2019, 2018 and 2017 are as follows:

(dollars in millions)	2019	2018	2017
Sales Type
Product	$8,279	$8,395	$7,902
Service	1,433	1,318	1,143
Total HVAC sales	9,712	9,713	9,045
Product	3,405	3,665	3,427
Service	387	430	396
Total Refrigeration sales	3,792	4,095	3,823
Product	4,072	4,039	3,824
Service	1,428	1,492	1,500
Total Fire & Security sales	5,500	5,531	5,324
Total segment sales	19,004	19,339	18,192
Eliminations and other	(396)	(425)	(378)
Combined	$18,608	$18,914	$17,814